FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 8, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES ETF TRUST (the “Registrant”)

Federated Hermes Short-Term Corporate ETF

(to be renamed Federated Hermes Short Duration Corporate ETF)

Federated Hermes Short-Term High Yield ETF

(to be renamed Federated Hermes Short Duration High Yield ETF)

(each a “Fund” or collectively, the “Funds”)

1933 Act File No. 333-258934

1940 Act File No. 811-23730

Dear Sir or Madam:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above-referenced Registrant.

Our responses to comments have been submitted via separate correspondence filings.

This filing has been redlined to indicate changes that have been made to the Registration Statement since the initial filing on August 19, 2021.

Pursuant to General Instruction C.3.(g) of Form N-1A, the Registration Statement includes Inline XBRL Tagged Data.

Assuming that our responses to your comments and the other changes made to the Registration Statement meet with your approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to December 13, 2021 or as soon thereafter as the Commission shall deem appropriate.

If I may offer any further information to assist you in the review of this filing, please do not hesitate to contact Christina Eifler at (724) 720-8832.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Senior Corporate Counsel,

Federated Hermes, Inc.

and

Secretary,

Federated Securities Corp.

/s/ George F. Magera

George F. Magera

General Counsel,

Federated Hermes, Inc.

and

Assistant Secretary

Federated Hermes ETF Trust